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                                             May 3, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Pruco Life Flexible Premium Variable Annuity Account
         Registration No.: 333-52754

Gentlemen:


         Pursuant to Rule 497 (j) under the Securities Act of 1933, Pruco Life Insurance Company, on behalf of the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497 (c) would not have differed from that contained in the most recent post-effective amendment.



                                   Respectfully submitted,


                                   /s/ C. Christopher Sprague
                                   C. Christopher  Sprague
                                   Vice President and Corporate Counsel
                                   The Prudential Insurance Company of America